Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Income tax provision based on ASML's domestic rate (in percentage)	25.80%	25.80%	25.80%
Effective income tax rate reconciliation (in percentage)	18.60%	15.80%	15.00%
Current year tax (expense) / benefit	€ 1,535.6	€ 1,766.1	€ 1,440.9
Unrecognized tax benefits, amount, excluding interest and penalties	214.0	193.6	160.0	€ 144.3
Unrecognized tax benefits that would impact effective tax rate	188.4	176.7
Balance of accrued interest and penalties	39.1	56.1	55.5
Accrued interest and penalties	(17.7)	3.4	€ (5.0)
Decrease to liability for unrecognized tax benefits	€ 0.6
Timing on decrease of liability for unrecognized tax benefits	12 months
Unrecognized temporary difference	€ 1,010.2	€ 673.9
Global Minimum Tax
Income Tax Disclosure [Line Items]
Current year tax (expense) / benefit	2.5
With expiration date
Income Tax Disclosure [Line Items]
Carryforward losses	12.1
With no expiration date
Income Tax Disclosure [Line Items]
Carryforward losses	0.0
No expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	209.4
With expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	€ 57.1